Document and Entity Information	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-33650
Entity Registrant Name	LISATA THERAPEUTICS, INC.
Entity Central Index Key	0000320017
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-2343568
Entity Address, Address Line One	P.O. Box 173
Entity Address, City or Town	Liberty Corner
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07938
City Area Code	908
Local Phone Number	842-0100
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	LSTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false